Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
Accrued Liabilities
Accrued liabilities as of December 31, 2019 and 2018 consisted of the following.

	2019	2018
Salaries, wages, and related fringe benefits	$60.7	$62.9
Restructuring	5.0	10.1
Taxes	22.5	24.3
Contract liabilities	51.7	69.6
Product warranty	22.7	23.9
Accrued interest	0.7	0.3
Operating lease liabilities(1)	17.1	—
Other	63.7	57.4
Total accrued liabilities	$244.1	$248.5

(1)
The Company adopted ASU 2016-02, Leases, on January 1, 2019 using the optional transition method.  See Note 2 “New Accounting Standards” for further discussion of the adoption of ASU 2016-02 and Note 16 “Leases” for discussion of the Company’s operating and financing leases.

Accrued Product Warranty Liability
A reconciliation of the changes in the accrued product warranty liability for the years ended December 31, 2019 and 2018 is as follows.

	2019	2018
Balance at the beginning of period	$23.9	$22.3
Product warranty accruals	30.8	25.6
Settlements	(31.9)	(24.6)
Charged to other accounts (1)	(0.1)	0.6
Balance at the end of period	$22.7	$23.9

(1)
Includes primarily the effects of foreign currency translation adjustments for the Company’s subsidiaries with functional currencies other than the USD and changes in the accrual related to acquisitions or divestitures of businesses.